Loan Payable (Tables)	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Loan Payable
	September 30, 2020	March 31, 2020
	(Unaudited)
Loan payable	$74,608	$-
Less: Current portion	(11,973)	-
Loan Payable - Non-current portion	$62,634	$-

Schedule of Maturities of Loan Payments	The amount of loan payments due in the next five years ended March 31, are as follows:
2021 (Remainder)	$5,938
2022	12,212
2023	12,699
2024	13,231
2025	13,762
Thereafter	16,766
Total	$74,608